Prepayments and Other Assets - Summary of Other Assets (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Prepayment and other current assets
Value-added tax receivable	¥ 52,411,862		¥ 48,451,205
Prepayments of advertisement fee	23,342,714		1,456,410
Deposit to third-party payment service providers	19,838,590		62,240,852
Deposit to third-party advertising platforms	15,144,830		16,821,962
Loans and advance to employees	11,309,123		8,723,553
Lease deposits-current portion	10,059,017		4,647,787
Prepayment for the use of contents	224,975,224		34,361,525
Prepayments of business insurance	3,131,906		3,607,569
Cooperation service fee-current portion (Note 3c)	1,568,097		1,676,555
Prepayments of IT service fee	419,715		1,110,150
Prepayment of office lease	43,104		93,783
Receivable for share option exercises			22,212,500
Contract assets			18,867,925
Interest receivables			4,272,559
Others	2,864,321		6,184,051
Prepayment and other current assets, current	365,108,503	$ 55,955,326	234,728,386
Non-current
Prepayment for intangible assets (Note 21)	136,133,193
Long-term cooperation service fee (Note 3c)	4,266,143		6,251,505
Long-term lease deposits	3,891,804		7,944,497
Prepayment for purchase of intangible asset	3,800,000
Long-term prepayments of advertisement fee			6,615,789
Prepayment and other assets, non-current	¥ 148,091,140		¥ 20,811,791